CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Accumulated losses	Translation difference	Other reserves	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2020	$ 5,744	$ 2,339,033	$ (991,932)	$ 134,732	$ 186,474	$ 1,674,051	$ 1,674,051
Profit / (Loss) for the period			63,167			63,167	63,167
Other comprehensive income / (loss)				(1,571)	19,172	17,601	17,601
Total comprehensive loss of the period			63,167	(1,571)	19,172	80,768	80,768
Income tax benefit from excess tax deductions related to share-based payments					933	933	933
Share-based payment					92,013	92,013	92,013
Issue of share capital	430	1,090,836				1,091,266	1,091,266
Transaction costs for equity issue		(528)				(528)	(528)
Exercise of stock options	28	13,401				13,429	13,429
Equity at end of period at Jun. 30, 2021	6,202	3,442,742	(928,764)	133,161	298,592	2,951,933	2,951,933
Equity at beginning of period at Dec. 31, 2021	6,233	3,462,775	(1,400,197)	131,684	333,729	2,534,224	2,534,224
Profit / (Loss) for the period			(435,936)			(435,936)	(435,936)
Other comprehensive income / (loss)				(2,993)	(16,006)	(18,999)	(18,999)
Total comprehensive loss of the period			(435,936)	(2,993)	(16,006)	(454,935)	(454,935)
Income tax benefit from excess tax deductions related to share-based payments					3,957	3,957	3,957
Share-based payment					76,935	76,935	76,935
Issue of share capital	294	760,659				760,953	760,953
Transaction costs for equity issue		(781)				(781)	(781)
Exercise of stock options	76	49,842				49,919	49,919
Equity at end of period at Jun. 30, 2022	$ 6,603	$ 4,272,495	$ (1,836,133)	$ 128,691	$ 398,615	$ 2,970,271	$ 2,970,271